                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

        SUPPLEMENT DATED JUNE 2, 2008 TO PROSPECTUS DATED APRIL 28, 2008
                                       FOR
                       Venture(R) Vantage Variable Annuity

This Supplement is intended to supplement the annuity prospectus dated April 28, 2008 for VENTURE(R) VANTAGE VARIABLE ANNUITY Contracts (the "Contracts") issued on or after that date by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York.

This Supplement describes a change in the promotional rate for Payment Enhancements applicable to Contracts issued on or after June 2, 2008.

--------------------------------------------------------------------------------
You should read this Supplement together with the annuity prospectus for the Contract you purchase, and retain both documents for future reference. If you would like another copy of the annuity prospectus, please contact our Annuities Service Office at 1-800-344-1029, or in New York state, 1-800-551-2078 to request a free copy. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the annuity prospectus.
--------------------------------------------------------------------------------

PAYMENT ENHANCEMENTS

We will add a "Payment Enhancement" of at least 3% of each Purchase Payment that you make under your Contract. We are currently offering higher promotional rates on Payment Enhancements for initial and Additional Purchase Payments. The rate applicable to your Contract will depend on the date we issue the Contract. We may change the rate or terminate promotional Payment Enhancements at any time for Contracts issued on and after the date of the change or termination. Initial and Additional Purchase Payments for Contracts that do not receive a promotional Payment Enhancement will receive the guaranteed Payment Enhancement rate.

We revise the table on page 25 of the annuity prospectus to show our guaranteed and current promotional rates for Payment Enhancements, as follows:

--------------------------------------------------------------------------------------------------------
CUMULATIVE PURCHASE           GUARANTEED RATE      PROMOTIONAL RATE             PROMOTIONAL RATE
PAYMENTS                                           (Contracts issued from       (Contracts issued on and
                                                   April 28 to May 30, 2008)    after June 2, 2008)
--------------------------------------------------------------------------------------------------------
Under $500,000                      3.0%                  6.0%                          5.0%
$500,000 - $2.5 million             4.0%                  6.0%                          6.0%
Over $2.5 million                   5.0%                  6.0%                          6.0%
--------------------------------------------------------------------------------------------------------


Letter of Intent.

(Not available for Contracts issued in New York or Oregon.) Using a Letter of Intent may permit you to receive a larger Payment Enhancement. We will apply the next higher Payment Enhancement percentage to your initial Purchase Payment if you provide us with satisfactory evidence (referred to as a "Letter of Intent") that your total Purchase Payments in the first 13 months will satisfy the requirement for the higher percentage. Satisfactory evidence requires, but is not limited to, a minimum initial Purchase Payment of at least 50% of the minimum required Purchase Payment for the higher percentage. We reserve the right to recover an amount from your Contract if your total Purchase Payments received within 13 months from the issue date of your Contract do not equal or exceed the amount (promised in your Letter of Intent) used to determine a Payment Enhancement. The amount we may recover is the original amount of Payment

Enhancement applied to your Contract minus the amount of Payment Enhancement that would have been applied had you not submitted a Letter of Intent (the "excess Payment Enhancement").

If the value of such accumulation units declines, we will recover the full amount of the excess Payment Enhancement. Therefore, you bear the risk that if your Letter of Intent is not completed, the value of your Contract may be less than it might have been had your Letter of Intent not been executed. If the amount recovered exceeds the Contract Value, we reserve the right to terminate your Contract without value. Amounts recovered are withdrawn from each Investment Option in the same proportion that the value of the Investment Account of each Investment Option bears to the Contract Value.

The promotional rates applicable to the initial Purchase Payment under a Letter of Intent continue in effect for the 13 month Letter of Intent completion period regardless of a termination generally of the promotional rates during such a period.

IF YOU FAIL TO INFORM US THAT YOU INTEND TO SUBMIT MULTIPLE PURCHASE PAYMENTS WITHIN 13 MONTHS OF YOUR CONTRACT ISSUE DATE, YOUR CONTRACT MAY RECEIVE A LOWER PAYMENT ENHANCEMENT PERCENTAGE THAN WOULD OTHERWISE BE AVAILABLE.

Special Considerations for Contracts issued in connection with tax-sheltered annuity plans, and corporate and self-employed pension and profit sharing plans

Nondiscrimination rules applicable to these plans generally require that benefits, rights, or features of the plan not discriminate in favor of highly compensated employees. In evaluating whether the Contract is suitable for purchase in connection with such a Qualified Plan, you should consider the effect of the Payment Enhancement on the plan's compliance with the applicable nondiscrimination requirements. Violation of these nondiscrimination rules can cause loss of the plan's tax favored status under the Code. Employers intending to use the Contract in connection with such plans should seek competent advice (see Appendix C: "Qualified Plan Types").

Contracts sold directly without payment of any sales compensation

We revise the first paragraph of the annuity prospectus section entitled "Contracts sold directly without payment of any sales compensation" to read as follows:

     The Contract may be sold directly to certain individuals under various circumstances that do not involve payment of any sales compensation to a registered representative. For such Contracts we will credit initial and subsequent Purchase Payments to the Contract with an additional 5% of the Purchase Payment. However, the amount of this credit, together with the Payment Enhancement attributable to the Contract may not exceed 10% of each Purchase Payment. Therefore, if the Payment Enhancement exceeds 5%, the amount of the credit will be reduced so that the total of the Payment Enhancement and the credit does not exceed 10% of the Purchase Payment.

You should read the entire section of the annuity prospectus for further information about the way in which we apply the credit and the Payment Enhancement, and the classes of individuals that are eligible for the credit.

Examples

We revise examples 1d. and 2d. in Appendix B of the annuity prospectus to read as follows:

EXAMPLE 1D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume you make an initial Purchase Payment on or after June 2, 2008 of $100,000 at age 60 (61 in New York), Additional Purchase Payments in years 2, 13 and 15, an Excess Withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

--------------------------------------------------------------------------------------------------------
                LIFETIME INCOME                                                                LIFETIME
                 AMOUNT BEFORE    PURCHASE     WITHDRAWAL      HYPOTHETICAL                     INCOME
CONTRACT YEAR     TRANSACTION     PAYMENTS       TAKEN       CONTRACT VALUE   BENEFIT BASE      AMOUNT
--------------------------------------------------------------------------------------------------------
  At issue                        $100,000          --           $105,000       $100,000       $5,000
--------------------------------------------------------------------------------------------------------
      1             $5,000               0     $10,000(1)          85,000         85,000(1)     4,250(1)
--------------------------------------------------------------------------------------------------------
      2              4,250          10,000(2)        0             93,500         95,000(2)     4,750(2)
--------------------------------------------------------------------------------------------------------
     12              4,750               0           0            120,000        120,000        6,000
--------------------------------------------------------------------------------------------------------
     13              6,000          10,000(3)        0            130,000        130,000(3)     6,500(3)
--------------------------------------------------------------------------------------------------------
     14              6,500               0       6,500            123,500        130,000        6,500
--------------------------------------------------------------------------------------------------------
     15              6,500          10,000(4)        0            130,000        133,500(4)     6,675(4)
--------------------------------------------------------------------------------------------------------
     16              6,675               0           0            125,000        133,500        6,675
--------------------------------------------------------------------------------------------------------

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $5,000. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 5% of the new Benefit Base (.05 x $85,000 = $4,250).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .05 x $95,000 = $4,750.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .05 x $130,000 = $6,500.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $6,500 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Purchase Payment. The new Benefit Base equals $133,500 ($130,000 + $10,000 - $6,500). The new Lifetime Income Amount is .05 x $133,500 = $6,675.

EXAMPLE 2D. THIS EXAMPLE ILLUSTRATES EXCESS WITHDRAWALS AND THE IMPACT OF WITHDRAWALS ON SUBSEQUENT PAYMENTS APPLIED TO THE BENEFIT BASE. Assume you make an initial Purchase Payment on or after June 2, 2008 of $100,000 at age 60 (61 in New York), Additional Payments in years 2, 13 and 15, an excess withdrawal in year 1 and a withdrawal of the Lifetime Income Amount in year 14.

---------------------------------------------------------------------------------------------------------
                LIFETIME INCOME                                                                LIFETIME
                 AMOUNT BEFORE    PURCHASE     WITHDRAWAL      HYPOTHETICAL                     INCOME
CONTRACT MONTH    TRANSACTION     PAYMENTS       TAKEN       CONTRACT VALUE   BENEFIT BASE      AMOUNT
---------------------------------------------------------------------------------------------------------
  At issue                        $100,000           --           $105,000      $100,000        $4,750
---------------------------------------------------------------------------------------------------------
      1             $4,750               0      $10,000(1)          85,000        85,000(1)      4,038(1)
---------------------------------------------------------------------------------------------------------
      2              4,038          10,000(2)         0             93,500        95,000(2)      4,513(2)
---------------------------------------------------------------------------------------------------------
     12              4,513               0            0            120,000       120,000         5,700
---------------------------------------------------------------------------------------------------------
     13              5,700          10,000(3)         0            130,000       130,000(3)      6,175(3)
---------------------------------------------------------------------------------------------------------
     14              6,175               0        6,175            123,825       130,000         6,175
---------------------------------------------------------------------------------------------------------
     15              6,175          10,000(4)         0            130,000       133,825(4)      6,357(4)
---------------------------------------------------------------------------------------------------------
     16              6,357               0            0            125,000       133,825         6,357
---------------------------------------------------------------------------------------------------------

(1) The withdrawal of $10,000 exceeds the Lifetime Income Amount of $4,750. The Benefit Base will be Reset to equal the lesser of the Contract Value after the withdrawal ($85,000) or the Benefit Base prior to the withdrawal less the amount of the withdrawal ($100,000 - $10,000 = $90,000). The Lifetime Income Amount will Reset to 4.75% of the new Benefit Base (.0475 x $85,000 = $4,038).

(2) The Additional Purchase Payment of $10,000 in year 2 is the first Payment or Withdrawal since the Reset of the Benefit Base, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $95,000 ($85,000 + $10,000). The new Lifetime Income Amount is .0475 x $95,000 = $4,513.

(3) The Additional Purchase Payment of $10,000 in year 13 is the first Payment or Withdrawal since the Step-up of the Benefit Base at the end of year 12, so the entire $10,000 is added to the Benefit Base. The new Benefit Base equals $130,000 ($120,000 + $10,000). The new Lifetime Income Amount is .0475 x $130,000 = $6,175.

(4) The Additional Purchase Payment of $10,000 in year 15 is reduced by the $6,175 Withdrawal since the last increase of the Benefit Base in year 13 by an Additional Payment. The new Benefit Base equals $133,825 ($130,000 + $10,000 - $6,175). The new Lifetime Income Amount is .0475 x $133,825 =
    $6,357.

--------------------------------------------------------------------------------
Expenses (including withdrawal charges) for a Contract which has a Payment Enhancement may be higher (or for a longer time period) than the expenses for a Contract which does not have a Payment Enhancement. The amount of the Payment Enhancement may, over time, be more than offset by the additional fees and charges associated with the Payment Enhancement.
--------------------------------------------------------------------------------


10319:0508     333-71072     333-138846